Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Cash flow from operating activities:
Net loss	$ (8,499)	$ (11,495)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	145	198
Stock-based compensation expense	717	488
Issuance of common stock to vendor	55	391
Right-of-use asset amortization	263	264
Gain/(loss) on foreign currency transactions	(1,120)	1,782
Transaction costs allocable to warrants	198
Change in fair value of the warrant liability, net	(465)
Change in operating assets and liabilities:
Accounts receivable	(231)	(32)
Research and development tax credit receivable	562	(213)
Prepaid expenses and other current assets	70	(42)
Accounts payable and accrued expenses	459	(385)
Lease liabilities	(266)	(265)
Income tax payable	(23)	22
Other current liabilities	98	238
Net cash used in operating activities	(8,037)	(9,049)
Cash flows from investing activities:
Purchases of property, plant and equipment	(18)	(79)
Net cash used by investing activities	(18)	(79)
Cash flow from financing activities:
Proceeds from the issuance of preferred stock in private placement	12,386
Proceeds from the issuance of warrants in private placement	1,763
Proceeds from the issuance of common stock in private placement		2,000
Payment of issuance costs	(1,483)	(170)
Proceeds from the exercise of warrants	25
Net cash provided by financing activities	12,691	1,830
Effect of exchange rate changes on cash	(35)	(693)
Net change in cash	4,601	(7,991)
Cash, beginning of period	4,235	12,226
Cash, end of period	8,836	4,235
Supplemental disclosure of cash and non-cash investing and financing activities
Initial classification of fair value of warrants	1,837
Right-of-use asset and lease liability additions	$ 50	583
Issuance of common shares for consulting services		$ 633